Property and Equipment, Net	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 12 — Property and equipment, net

Property and equipment consist of the following:

	March 31,	March 31,
	2026	2025

Office equipment	$3,458,060	$1,003,594
Motor vehicle	759,063	-
Furniture & Fitting	306,004	70,563
Office and warehouse renovation	974,051	455,313
Subtotal	5,497,178	1,529,470
Less: accumulated depreciation	(3,872,578)	(1,149,155)
Total property and equipment, net	$1,624,600	$380,315

Depreciation expenses for the years ended March 31, 2026, 2025 and 2024 amounted to $406,830, $328,948 and $320,308, respectively. The Company recognized loss from disposal of property and equipment of $512, nil and $57,202 for the years ended March 31, 2026, 2025 and 2024.